Income Taxes - Consolidated Reported Provision for Income Taxes Differed from Statutory Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Taxes at Irish statutory rate of 12.5% (2022:12.5%; 2021:12.5%)	$ 78,058	$ 70,980	$ 24,586
Rate differential from amortization of intangible assets	(71,223)	(59,330)	(31,228)
Foreign and other income taxed at higher rates	35,778	52,464	51,273
Research & development tax incentives	(3,868)	(2,608)	(3,120)
Movement in valuation allowance	(1,068)	(777)	3,101
Effects of change in tax rates	3,154	(300)	(128)
(Decrease)/ increase in unrecognized tax benefits	(54,347)	8,392	5,246
Investor tax expense on foreign subsidiary earnings	39,165
Impact of stock compensation	(11,487)	(8,756)	(9,083)
Other	(2,413)	(654)	687
Income tax expense allocated to continuing operations	$ 11,749	$ 59,411	$ 41,334